The Eagle
International
Equity Portfolio                [LOGO OMMITTED]

                                 Annual Report
                                   for Eagle
                                  Shareholders

                                OCTOBER 31,2000

                                     EAGLE
                             ASSET MANAGEMENT INC.

                              880 CARILLON PARKWAY
                                 P.O. BOX 10520
                               ST. PETERSBURG, FL
                                   33733-0520
                                 (727) 573-2453
                                 (800) 237-3101

                                                              November 25, 2000


Dear Fellow Shareholders:


We are pleased to provide you with the annual report for the Eagle International Equity Portfolio (the "Fund") for the 12-month period ended October 31, 2000. The average annual total return for the Eagle Shares of your Fund for the 1-year, 5-year and life of the fund periods ended October 31, 2000, were as follows: -1.9%, +9.5% and +9.4%, respectively. This performance compares favorably against the Morgan Stanley Capital International Europe, Australia, Far East Index (the "MSCI EAFE Index") whose average annual total return for the 1-year, 5-year and life of the fund periods ended October 31, 2000, were as follows: -2.9%, +8.7% and +7.5%, respectively.

The Fund's subadviser, Martin Currie Inc., has an international reputation for prudent, objective global investing. Founded in the late 1880s and presently headquartered in Edinburgh, Scotland, Martin Currie, Inc. allocates portfolio assets by both market category and region. Although the Fund is diversified, the Trustees of your Fund, along with Martin Currie Inc. have decided that, going forward, the Fund normally will hold a core portfolio of stocks of fewer companies than many other diversified funds. As a result, the increase or decrease of the value of a single stock may have a greater impact on the Fund's net asset value and total return. We believe that in the international markets, that this strategy will improve the Fund's performance.

For your information, effective October 5, 2000, I assumed the position of President of the Heritage Series Trust, replacing Brian Lee. I have served as a member of the Heritage Board of Trustees since inception and look forward to communicating with you in the future.

We hope that you will find the following investment commentary from the Fund's subadviser useful in understanding the key factors affecting the Fund's performance over the 12-month period ended October 31, 2000 and the near-term outlook for the global marketplace. On behalf of all of us at Eagle and Heritage, we appreciate your investment and continued confidence in the Eagle International Equity Portfolio.


Sincerely,                              Sincerely,


/s/ RICHARD K. RIESS                    /s/ STEPHEN G. HILL
---------------------                   ----------------------------
Richard K. Riess                        Stephen G. Hill
President                               President
Heritage Series Trust                   Eagle Asset Management, Inc.
Eagle International Equity Portfolio




                             A N N U A L  R E P O R T

MARKET COMMENTARY from MARTIN CURRIE, INC.
Eagle International Equity Portfolio (the "Fund")


Since the stock markets reached all-time highs in mid-March this year, concern over the direction of interest rates and prospects for economic growth resulted in a sharp derating of technology, media and telecom ("TMT") stocks across all markets. Investor nervousness was exacerbated by the U.S. reporting season, where well-publicised company announcements over earnings shortfalls -- particularly in the technology and telecommunications sectors -- have had implications for international markets and valuations in general. Asia and Japan have been particularly affected. After an initial rally at the start of 2000, the weakness of the Euro against the Dollar has been the other major feature, in contrast to the stability of the Yen. Over the 12 months to October 31, 2000, the Morgan Stanley Capital International Europe, Australia, Far East Index (the "Index") fell by -2.9% while the Fund's Eagle Shares declined by -1.9%*.

After a strong finish to 1999, JAPAN (28.4% of the portfolio as of fiscal year end) has been the weakest of the major regions over the year. We ran an underweighted position against the Index for most of the period. The mixed signs of economic recovery, and unwinding of cross-share holdings, left the market very vulnerable to a sharp mark down - particularly after the good returns from a number of large electronic and technology related stocks over 1999. As the market started to hit lows in the middle part of this year, we started to build up our weighting again, adding stocks such as Nomura, NTT, Takefuji and Mitsubishi Heavy Industries, all companies with domestic earnings. Japan is looking relatively attractive. Corporate profit growth is the most robust relative to other major markets -- including the United States -- and there are now clear signs of improving consumer spending and an increase in domestic capital expenditure.

We have run an underweight position against the Euro and CONTINENTAL EUROPE, (36.4% of the portfolio as of fiscal year end), for much of 2000. Europe has exposure to a number of global examples of `TMT' stocks and has suffered too from some well-highlighted earnings disappointments, such as Nokia. Mixed signs of economic recovery and corporate activity as European companies expanded into U.S. assets, left the Euro very vulnerable and its weakness clouded an otherwise relatively stable return in local currency. We were active in Europe, adding more defensive stocks in: the financial sector, such as Allianz and UBS; pharmaceuticals, such as Aventis and Elan; and selective industrial plays, Vivendi Environnement, Autostrade Spa and Philips Electronics. Sales included:
`legacy' telecom groups, France Telecom and Deutsche Telecom; some less attractive financials, such as Societe Generale and Holderbank; and a reduction in `TMT' stocks through the sales of Alstom and SAP. At these levels, Europe is again looking attractive, although much depends on the outlook for the currency, which remains uncertain. In the UK (19.8% of the portfolio as of the fiscal year end), we have been in line with the Index, partly as we own a position in our favoured mobile group, Vodafone. It has also been a market that has supplied some good defensive exposure to financials, pharmaceuticals and energy.

The ASIAN allocation, (3.7% of the portfolio as of fiscal year end), has been much reduced over the last six months as we sold holdings in Malaysia, Korea, Taiwan and Thailand, leaving exposure to the region focused on the more mature markets of Australia, Hong Kong and Singapore. The reduction to `smaller' Asia matched our concern that these markets were most vulnerable to a fall of the Nasdaq (which proved the case). Proceeds were invested in more defensive stocks such as financials -- Commonwealth Bank of Australia, Cheung Kong, Sun Hung Kai properties (Hong Kong), or DBS Group and Overseas Union Bank in Singapore. Sales included technology related stocks, I-cable (Hong Kong), Chartered Semiconductor and Singapore Telecom (Singapore), Korea Telecom and Samsung (Korea) and Compal in Taiwan. Asia has continued to suffer from the volatility in the reporting season in the United States and the sharp devaluation of technology related stocks, particularly in the semiconductor arena.


                          2   A N N U A L  R E P O R T

As with the first half of the reporting season, we have remained very selective in EMERGING MARKETS. Outside the reduction of smaller Asia, our positions have concentrated on Greece, Poland, Brazil, Mexico, Israel and South Africa. New holdings have included Petroleo Brasileiro and Embraer Aircraft in Brazil. In Greece, we added National Bank, and in Israel, we reinvested into Orbotech, selling Bank Hapoalim. In Poland, a resource stock was added, Polski Koncern Naftowy. Our South Africa holdings currently include Anglo American Platinum and Barloworld. In the current environment of global market volatility, smaller markets have suffered as liquidity has tightened.

OUTLOOK

Markets are likely to remain volatile, as uncertainty surrounds the third calendar quarter earnings reporting season, with higher oil prices, a weak Euro and slower growth all having an impact. There is, however, clearer evidence of slowing U.S. growth and it appears that interest rates have peaked in the U.S., which has implications for all markets. However, it is unlikely that we will see cuts in rates until next year. The economic outlook for Japan continues to improve as stronger economic growth, consumer spending and higher capital expenditures support the recovery in earnings. A steady outlook for bonds, together with greater equity value now apparent after recent stock market falls, leave many international markets looking oversold and we expect to see some rally towards the end of the fourth calendar quarter.

                           3  A N N U A L  R E P O R T

                         GROWTH OF A $10,000 INVESTMENT
         SINCE INCEPTION OF HERITAGE SERIES TRUST - EAGLE INTERNATIONAL
                  EQUITY PORTFOLIO-EAGLE SHARES ON MAY 1, 1995


             AVERAGE ANNUAL TOAL RETURNS*
             ----------------------------
               1 YEAR (1.91)%   5 YEARS 9.54%
               LIFE OF EAGLE CLASS SHARES: 9.39%



                               [GRAPHIC OMITTED]



   ___ HERITAGE SERIES TRUST - EAGLE INTERNATIONAL EQUITY PORTFOLIO $16,396 --- MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX $14,905


* Average annual returns for the Heritage Series Trust -- Eagle International Portfolio Eagle Shares are calculated in conformance with Item 21 of Form N-1A, which assumes reinvestment of dividends. Performance presented represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's past performance is not indicative of future performance and should be considered in light of the Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, and the periods selected.

                           4  A N N U A L  R E P O R T

         Heritage Series Trust - Eagle International Equity Portfolio
                             Investment Portfolio
                               October 31, 2000

                                                 MARKET
    SHARES                                        VALUE
    ------                                        -----

COMMON STOCKS--92.3%(a)
-----------------------

  Australia--0.9%
  ----------------
  13,000   AMP Ltd. .........................  $  117,183
   3,500   Brambles Industries Ltd. .........      90,746
   7,500   Commonwealth Bank of
            Australia* ......................     111,610
  10,800   News Corporation Ltd. ............     112,971
                                               ----------
                                                  432,510
                                               ----------
  BRAZIL--1.3%
  ------------
  10,000   Embraer Aircraft Corporation,
            Sponsored ADR* ..................     289,373
   8,500   Embratel Participacoes, SA,
            Sponsored ADR ...................     137,594
   5,500   Petrobras Petroleo,
           Sponsored ADR* ...................     159,844
                                               ----------
                                                  586,811
                                               ----------
  CHINA--0.6%
  -----------
  15,000   China Mobile (Hong Kong) Ltd.           96,166
   8,621   China Unicom Ltd.,
            Sponsored ADS ...................     176,730
                                               ----------
                                                  272,896
                                               ----------
  FINLAND--2.0%
  -------------
  20,868   Nokia AB OY ......................     858,690
   3,862   Tietoenator ......................      74,231
                                               ----------
                                                  932,921
                                               ----------
  FRANCE--14.3%
  -------------
  11,086   Alcatel ..........................     676,405
  11,125   Aventis SA .......................     802,458
   7,019   AXA-UAP Groupe ...................     929,187
   1,466   Cap Gemini SA ....................     233,881
   6,418   Carrefour ........................     430,804
   1,843   Sodexho Alliance .................     288,552
   5,796   Suez Lyonnaise des Eaux ..........     884,344
   7,249   Total Fina SA, Class "B" .........   1,037,143
  13,007   Vivendi ..........................     934,897
   8,705   Vivendi Environnement ............     325,031
                                               ----------
                                                6,542,702
                                               ----------
  GERMANY--1.8%
  -------------
   2,434   Allianz AG .......................     825,268
                                               ----------

                                                  MARKET
    SHARES                                         VALUE
    ------                                         -----

 COMMON STOCKS (CONTINUED)
 -------------------------

  GREECE--0.2%
  ------------
   2,700   National Bank of Greece* ..........    102,626
                                                  -------
  HONG KONG--1.5%
  ---------------
  86,200   Bank of East Asia Ltd. ............    194,527
  17,500   Cheung Kong Ltd. ..................    193,534
  14,350   Hutchison Whampoa, Ltd. ...........    178,478
  15,000   Sun Hung Kai Properties* ..........    123,093
                                                  -------
                                                  689,632
                                                  -------
  IRELAND--1.0%
  -------------
   8,700   Elan Corporation PLC,
            Sponsored ADR* ...................    451,856
                                                  -------
  ISRAEL--0.4%
  ------------
   1,400   Nice Systems Ltd,
           Sponsored ADR* ....................     65,450
   1,950   Orbotech Ltd.* ....................    103,228
                                                  -------
                                                  168,678
                                                  -------
  ITALY--3.4%
  -----------
  23,393   Alleanza Assicurazioni ............    310,276
  40,385   Autostrade Spa* ...................    234,754
  24,826   San Paolo IMI SPA .................    402,386
  32,727   Telecom Italia Mobiliare SPA ......    278,277
  30,084   Telecom Italia SPA ................    348,475
                                                  -------
                                                1,574,168
                                                ---------
  JAPAN--27.7%
  ------------
  64,000   Asahi Chemical Industry
            Company, Ltd. ....................    396,499
   3,400   Benesse Corporation ...............    186,959
  17,000   Bridgestone Corporation ...........    168,574
  17,000   Canon, Inc. .......................    674,609
  30,000   Daiwa House Industry Company           188,333
   6,000   FamilyMart Company, Ltd. ..........    158,915
   7,000   Fuji Photo Film Company, Ltd. .....    259,818
  21,000   Fujitsu Ltd. ......................    374,137
  48,000   Hitachi, Ltd. .....................    514,686
  10,000   Honda Motor Company, Ltd. .........    345,507
   8,000   Ito-Yokado Company, Ltd. ..........    361,453
  18,000   Kao Corporation ...................    539,431
     900   Kyocera Corporation ...............    117,124
   3,000   Mabuchi Motor Company, Ltd. .......    320,579

    The accompanying notes are an integral part of the financial statements.

                        5   A N N U A L  R E P O R T

         Heritage Series Trust - Eagle International Equity Portfolio
                             Investment Portfolio
                                October 31, 2000
                                  (continued)


                                                    MARKET
     SHARES                                         VALUE
     ------                                         -----

COMMON STOCKS (CONTINUED)
-------------------------

  JAPAN (CONTINUED)
  -----------------
   18,000   Marui Company, Ltd. ...............  $   265,591
    2,900   Matsushita Communication
             Industries .......................      380,058
   65,000   Mitsubishi Heavy Industries
             Company* .........................      252,578
   25,000   Mitsui Marine & Fire Insurance           126,930
   12,000   MKC-STAT Corporation* .............      197,956
    9,000   Namco Ltd. ........................      232,599
   18,000   Nomura Securities Company,
             Ltd.* ............................      381,891
       48   NTT Corporation* ..................      436,824
       34   NTT Docomo Inc. ...................      838,198
    2,400   Rohm Company, Ltd. ................      605,086
    8,000   Secom Company, Ltd. ...............      570,407
   12,000   Shin-Etsu Chemical Company,
             Ltd. .............................      492,691
    5,900   Sony Corporation ..................      471,503
   34,000   Sumitomo Bakelite Company,
             Ltd. .............................      380,461
   33,000   Sumitomo Electric Industries ......      609,403
   11,000   Taisho Pharmaceutical Company            316,547
    3,600   Takefuji Corporation ..............      356,321
   45,000   Toppan Printing Company, Ltd.            397,562
    2,000   Trend Micro Inc.* .................      188,792
   14,000   Yamanouchi Pharmaceutical .........      633,827
                                                 -----------
                                                  12,741,849
                                                 -----------
  MEXICO--2.6%
  ------------
   87,000   Grupo Financiero Banamex,
             SA, Series "O"* ..................      135,197
    5,100   Grupo Televisa, SA,
             Sponsored GDR* ...................      276,037
    8,350   Telefonos de Mexico,
             Sponsored ADR ....................      450,378
  141,000   Wal-Mart de Mexico SA
             Class "V"* .......................      339,137
                                                 -----------
                                                   1,200,749
                                                 -----------
  NETHERLANDS--4.4%
  -----------------
   30,511   Elsevier, NV ......................      389,669
    4,466   ING Groep NV ......................      306,675
    6,543   Kon Philips Electronics NV ........      257,131
   22,513   VNU, NV ...........................    1,060,302
                                                 -----------
                                                   2,013,777
                                                 -----------

                                                 MARKET
    SHARES                                        VALUE
    ------                                        -----

 COMMON STOCKS (CONTINUED)
 -------------------------

  POLAND--0.2%
  ------------
  14,000   Polski Koncern Naftowy,
            Sponsored GDR* ..................    107,800
                                                 -------
  SINGAPORE--0.7%
  ---------------
  12,000   DBS Group Holdings* ..............    141,434
  39,000   Overseas Union Bank* .............    188,749
                                                 -------
                                                 330,183
                                                 -------
  SOUTH AFRICA--0.4%
  ------------------
   1,850   Anglo American Platinum
            Corporation* .....................     72,173
  12,000   Barloworld Ltd* ..................     62,684
  96,000   Softline Ltd.* ...................     39,864
                                                 -------
                                                 174,721
                                                 -------
  SPAIN--4.9%
  -----------
  30,630   Amadeus Global Travel,
            Series "A"* .....................    250,309
  41,162   Banco Bilbao Vizcaya Argenta*         548,402
  57,442   Banco Santander Central Hisp .....    556,671
  46,388   Telefonica SA* ...................    884,529
                                                 -------
                                               2,239,911
                                               ---------
  SWEDEN--3.0%
  ------------
  82,300   Ericson, Class "B" ...............  1,095,433
  19,100   Foreningsparbanken, AB,
            Class "A" .......................    274,296
                                               ---------
                                               1,369,729
                                               ---------
  SWITZERLAND--1.2%
  -----------------
   3,900   UBS AG* ..........................    540,220
                                               ---------
  UK--19.8%
  ---------
  32,000   3I Group, PLC ....................    726,635
  31,000   BP Amoco, PLC ....................    262,905
  27,000   Cable & Wireless, PLC ............    381,962
  38,000   Energis, PLC* ....................    325,027
  35,500   Glaxo Welcome, PLC ...............  1,021,933
  47,000   HSBC Holdings, PLC* ..............    669,671
  13,000   Kingfisher, PLC* .................     77,713
  34,000   Marconi, PLC .....................    424,751
  40,000   Prudential Corporation, PLC ......    538,012
  72,000   Sage Group, PLC ..................    525,476
  33,000   Sema Group, PLC ..................    416,567

    The accompanying notes are an integral part of the financial statements.

                        6   A N N U A L  R E P O R T

         Heritage Series Trust - Eagle International Equity Portfolio
                             Investment Portfolio
                                October 31, 2000
                                  (continued)


                                                        MARKET
          SHARES                                        VALUE
          ------                                        -----

COMMON STOCKS (CONTINUED)
-------------------------

  UK (CONTINUED)
  --------------
      57,000     Shell Transport & Trading
                  Company, PLC ....................  $   458,594
      46,000     SmithKline Beecham, PLC ..........      594,019
      20,991     Smiths Industries, PLC ...........      224,772
     519,333     Vodafone Airtouch Group, PLC          2,160,735
      21,000     WPP Group, PLC ...................      281,847
                                                     -----------
                                                       9,090,619
                                                     -----------
Total Common Stocks (cost $37,704,391)...........     42,389,626
                                                     -----------
PREFERRED SHARES -- 0.3%(a)
---------------------------

  BRAZIL--0.3%
  -------------
       5,300     Petrobras, Sponsored ADR .........      140,450
                                                     -----------
Total Preferred Shares (cost $61,666) ...........        140,450
                                                     -----------

   PRINCIPAL                                            MARKET
      AMOUNT                                             VALUE
      ------                                             -----

CONVERTIBLE PREFERRED SHARES--0.7%(a)
-------------------------------------

  JAPAN--0.7%
  -----------
  30,000,000     Sanwa International Finance
                  (Bermuda), 1.25%, 01/08/05 (b)         324,085
                                                     -----------
Total Convertible Preferred Shares
  (cost $250,348) ...............................        324,085
                                                     -----------

                                                        MARKET
                                                         VALUE
                                                         -----

Total Investment Portfolio excluding
 repurchase agreement (cost $38,016,405)              42,854,161
                                                     -----------

REPURCHASE AGREEMENT--1.5%(a)
-----------------------------
Repurchase Agreement with State Street
Bank and Trust Company, dated  October 31,
2000 @ 6.30 to be repurchased at $705,123
on November 1, 2000 collateralized by
$585,000 United States Treasury Bonds ,
7.50% due November 15, 2024 (market value
$716,482 including interest) (cost $705,000)        $   705,000
                                                    -----------
TOTAL INVESTMENT PORTFOLIO
  (cost $38,721,405) (c), 94.8%(a)                   43,559,161
OTHER ASSETS AND LIABILITIES, net 5.2%(a)             2,388,545
                                                    -----------
NET ASSETS 100.0%                                   $45,947,706
                                                    ===========
*    Non-income producing security.
(a)  Percentages indicated are based on net assets.
(b)  Principal amount is stated in Japanese Yen.
(c) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $4,837,756 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $7,267,174 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $2,429,418.
ADR -- American Depository Receipt.
ADS -- American Depository Shares.
GDR -- Global Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

                        7   A N N U A L  R E P O R T

         Heritage Series Trust - Eagle International Equity Portfolio
                             Investment Portfolio
                               October 31, 2000
                                  (continued)

                                                      MARKET      % OF NET
INDUSTRY DIVERSIFICATION                              VALUE        ASSETS
------------------------                              -----        ------
Common Stocks
  Aerospace ....................................  $    514,144       1.1%
  Automobiles ..................................       514,081       1.1%
  Banks ........................................     3,730,594       8.1%
  Chemicals ....................................     1,269,651       2.8%
  Construction & Building Materials ............       188,333       0.4%
  Diversified Industries .......................     1,322,612       2.9%
  Electronic & Electrical Equipment ............     2,082,075       4.5%
  Engineering & Machinery ......................       252,578       0.5%
  Food & Drug Retailers ........................       589,718       1.3%
  General Retailers ............................     1,043,895       2.3%
  Household Goods & Textiles ...................       471,503       1.0%
  Insurance ....................................       952,197       2.1%
  IT Hardware ..................................     4,666,767      10.3%
  Leisure, Entertainment & Hotels ..............       232,599       0.5%
  Life Assurance ...............................     1,894,658       4.1%
  Media & Photography ..........................     2,665,235       5.8%
  Mining .......................................        72,173       0.2%
  Oil & Gas ....................................     2,026,285       4.4%
  Personal Care & Household Products ...........       539,431       1.2%
  Pharmaceuticals ..............................     3,820,639       8.3%
  Real Estate ..................................       316,627       0.7%
  Software & Computer Services .................     1,927,076       4.2%
  Speciality & Other Finance ...................     2,085,196       4.5%
  Services .....................................     1,045,919       2.3%
  Telecom Services .............................     7,077,580      15.4%
  Transportation ...............................       203,716       0.4%
  Utilities, Water .............................       884,344       1.9%
Preferred Shares
  Banks ........................................       324,085       0.7%
  Oil & Gas ....................................       140,450       0.3%
Repurchase Agreement ...........................       705,000       1.5%
                                                  ------------      ----
Total Investments ..............................  $ 43,559,161      94.8%
                                                  ============      ====

    The accompanying notes are an integral part of the financial statements.


                        8   A N N U A L  R E P O R T

                     Eagle International Equity Portfolio
                      Statement of Assets and Liabilities
                                October 31, 2000



 ASSETS
 ------
 Investments, at market value (identified cost $38,016,405 ) (Note 1).....................                  $42,854,161
 Repurchase agreement (cost $705,000) (Note 1)............................................                      705,000
 Cash ....................................................................................                          379
 Foreign currency (cost $262,197).........................................................                      262,197
 Receivables:
  Investments sold .......................................................................                      373,027
  Fund shares sold .......................................................................                    2,682,205
  Dividends and interest .................................................................                       39,380
  Foreign taxes recoverable ..............................................................                       43,673
 Deferred state qualification expenses (Note 1) ..........................................                        8,953
 Prepaid insurance .......................................................................                        2,509
                                                                                                            -----------
     Total assets ........................................................................                   46,971,484

 LIABILITIES
 -----------
 Payables (Note 4):
  Investments purchased ..................................................................    $809,277
  Fund shares redeemed ...................................................................      59,621
  Accrued management fee .................................................................      42,737
  Accrued distribution fee ...............................................................      33,798
  Other accrued expenses .................................................................      78,345
                                                                                              --------
     Total liabilities ...................................................................                    1,023,778
                                                                                                            -----------
 Net assets, at market value .............................................................                  $45,947,706
                                                                                                            ===========
 NET ASSETS
 ----------
 Net assets consist of:
  Paid-in capital (Note 5) ...............................................................                  $37,684,795
  Accumulated undistributed net investment loss ..........................................                      (65,145)
  Accumulated net realized gain (Notes 1 and 5) ..........................................                    3,491,244
  Net unrealized appreciation on investments and other assets and liabilities denominated
   in foreign currencies ..................................................................                    4,836,812
                                                                                                            -----------
 Net assets, at market value .............................................................                  $45,947,706
                                                                                                            ===========
 EAGLE SHARES
 ------------
 Net asset value, redemption and offering price per share ($27,391,181 divided by
  1,024,936 shares of beneficial interest outstanding, no par value) (Notes 1 and 2) .....                  $     26.72
                                                                                                            ===========
 CLASS A SHARES
 --------------
 Net asset value and redemption price per share ($9,808,121 divided by 357,871 shares
  of beneficial interest outstanding, no par value) (Notes 1 and 2) ......................                  $     27.41
                                                                                                            ===========
 Maximum offering price per share (100/95.25 of $27.41)...................................                  $     28.78
                                                                                                            ===========
 CLASS B SHARES
 --------------
 Net asset value and redemption price per share ($767,249 divided by 28,965 shares
  of beneficial interest outstanding, no par value) (Notes 1 and 2) ......................                  $     26.49
                                                                                                            ===========
 CLASS C SHARES
 --------------
 Net asset value and offering price per share ($7,981,155 divided by 301,361 shares
  of beneficial interest outstanding, no par value) (Notes 1 and 2) ......................                  $     26.48
                                                                                                            ===========

    The accompanying notes are an integral part of the financial statements.

                        9   A N N U A L  R E P O R T

                     Eagle International Equity Portfolio
                            Statement of Operations
                      For the Year Ended October 31, 2000


 INVESTMENT INCOME
 -----------------
 Income:
  Dividends (net of $85,026 foreign withholding taxes)....................................                  $    537,317
  Interest ...............................................................................                       101,852
                                                                                                            ------------
      Total income .......................................................................                       639,169
 Expenses (Notes 1 and 4):
  Management fee .........................................................................    $506,058
  Distribution fee (Eagle Shares) ........................................................     320,985
  Distribution fee (Class A Shares) ......................................................      22,342
  Distribution fee (Class B Shares) ......................................................       7,072
  Distribution fee (Class C Shares) ......................................................      88,632
  Shareholder servicing fees (Eagle Shares) ..............................................       3,210
  Shareholder servicing fees (Class A Shares) ............................................      11,618
  Shareholder servicing fees (Class B Shares) ............................................         919
  Shareholder servicing fees (Class C Shares) ............................................      11,522
  Custodian/Fund accounting fees .........................................................     162,134
  Amortization of state qualification expenses ...........................................      51,867
  Professional fees ......................................................................      45,442
  Reports to shareholders ................................................................      19,124
  Trustees' fees and expenses ............................................................       8,900
  Organization expenses ..................................................................       5,200
  Federal registration expense ...........................................................         829
  Other ..................................................................................       5,078
                                                                                              --------
      Total expenses before waiver .......................................................                     1,270,932
                                                                                                            ------------
 Net investment loss .....................................................................                      (631,763)
                                                                                                            ------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 --------------------------------------------------
 Net realized gain from investment transactions ..........................................                     4,449,780
 Net realized loss from foreign currency transactions ....................................                      (279,483)
 Net unrealized depreciation of investments during the year ..............................                    (4,184,164)
 Net unrealized appreciation from other assets and liabilities denominated in foreign currency
  liabilities during the year ............................................................                       176,989
                                                                                                            ------------
      Net gain on investments ............................................................                       163,122
                                                                                                            ------------
 Net decrease in net assets resulting from operations ....................................                  $   (468,641)
                                                                                                            ============

    The accompanying notes are an integral part of the financial statements.


                        10   A N N U A L  R E P O R T

                     Eagle International Equity Portfolio
                      Statements of Changes in Net Assets


                                                                                              FOR THE YEARS ENDED
                                                                                      ------------------------------------
                                                                                       OCTOBER 31, 2000   OCTOBER 31, 1999
                                                                                      ------------------ -----------------
Increase (decrease) in net assets:
Operations:
 Net investment loss ................................................................    $   (631,763)     $   (420,664)
 Net realized gain from investment transactions .....................................       4,449,780         6,904,858
 Net realized gain (loss) from foreign currency transactions ........................        (279,483)          216,150
 Net unrealized appreciation (depreciation) of investments during the year ..........      (4,184,164)        3,686,213
 Net unrealized appreciation (depreciation) from other assets and liabilities
  denominated in foreign currrency during the year ..................................         176,989          (177,933)
                                                                                         ------------      ------------
 Net increase (decrease) in net assets resulting from operations ....................        (468,641)       10,208,624
Distributions to shareholders from:
 Net realized gains Eagle Shares, ($4.44 and $0.12 per share, respectively). . ......      (4,404,983)         (151,973)
 Net realized gains Class A Shares, ($4.44 and $0.12 per share, respectively) .......      (1,110,521)          (30,773)
 Net realized gains Class B Shares, ($4.44 and $0.12 per share, respectively) .......         (67,144)           (1,581)
 Net realized gains Class C Shares, ($4.44 and $0.12 per share, respectively) .......      (1,095,583)          (27,806)
Increase (decrease) in net assets from Fund share transactions (Note 2) .............       5,220,312        (7,860,802)
                                                                                         ------------      ------------
Increase (decrease) in net assets ...................................................      (1,926,560)        2,135,689
Net assets, beginning of year . .....................................................      47,874,266        45,738,577
                                                                                         ------------      ------------
Net assets, end of year (including undistributed net investment income of $78,478
 for the year ended October 31, 1999) ...............................................    $ 45,947,706      $ 47,874,266
                                                                                         ============      ============

    The accompanying notes are an integral part of the financial statements.


                        11 A N N U A L  R E P O R T

         Heritage Series Trust -- Eagle International Equity Portfolio
                              Financial Highlights


The following table includes selected data for share outstanding throughout each period and other performance information derived from the financial statements.



                                                                                       EAGLE SHARES*
                                                           ---------------------------------------------------------------------
                                                                                    FOR THE YEARS ENDED
                                                                                        OCTOBER 31,
                                                           ---------------------------------------------------------------------
                                                               2000        1999          1998             1997           1996
                                                           ----------- -----------   -----------     ------------    -----------
Net asset value, beginning of year .......................  $  31.04    $  25.17      $  23.83         $  22.14       $  20.79
                                                            --------    --------      --------         --------       --------
Income from Investment Operations:
 Net investment loss (a) .................................    ( 0.41)     ( 0.27)       ( 0.17)          ( 0.11)        ( 0.01)
 Net realized and unrealized gain on investments .........      0.53        6.26          2.13             2.28           1.84
                                                            --------    --------      --------         --------       --------
 Total from Investment Operations ........................      0.12        5.99          1.96             2.17           1.83
                                                            --------    --------      --------         --------       --------
Less Distributions:
 Dividends from net investment income ....................        --          --            --           ( 0.31)        ( 0.01)
 Distributions from net realized gains ...................    ( 4.44)     ( 0.12)       ( 0.62)          ( 0.17)        ( 0.47)
                                                            --------    --------      --------         --------       --------
 Total Distributions .....................................    ( 4.44)     ( 0.12)       ( 0.62)          ( 0.48)        ( 0.48)
                                                            --------    --------      --------         --------       --------
Net asset value, end of year .............................  $  26.72    $  31.04      $  25.17         $  23.83       $  22.14
                                                            ========    ========      ========         ========       ========
Total Return (%) .........................................    ( 1.91)      23.85          8.38 (b)         9.98 (b)       8.93
Ratios (%)/ Supplemental Data:
 Expenses to average daily net assets ....................      2.60        2.60          2.60             2.60           2.60
 Net investment loss to average daily net assets .........    ( 1.35)     (  .95)       (  .67)          (  .47)        (  .02)
 Portfolio turnover rate .................................        67          78            71               50             59
 Net assets, end of year ($ millions).....................        27          32            33               32             22

--------
 * Per share amounts have been calculated using the monthly average share method.
(a) Excludes management fees waived by Manager in the amount of $0.01, $0.03, $0.06, and $0.16 per Eagle Share for the four years ended October 31, 1999, respectively. The operating expense ratios including such items would have been 2.65%, 2.71%, 2.86%, and 3.31% for Eagle Shares for the four years ended October 31, 1999, respectively.
(b) These returns are calculated based on the published net asset value at October 31, 1997.


    The accompanying notes are an integral part of the financial statements.

                        12 A N N U A L  R E P O R T

                     Eagle International Equity Portfolio
                         Notes to Financial Statements


Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Series Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of seven separate investment portfolios, the Eagle International Equity Portfolio (the "Fund"), the Aggressive Growth Fund, the Small Cap Stock Fund, the Growth Equity Fund, the Mid Cap Stock Fund, the Technology Fund and the Value Equity Fund. The Fund primarily seeks capital appreciation through investments in a portfolio of international equity securities.

         The Fund currently offers Eagle Class A, Class B and Class C Shares. The Eagle Class of shares are subject to certain minimum investment requirements and are sold without any sales charge. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class B Shares, which were offered to shareholders beginning January 2, 1998, are sold subject to a 5% maximum contingent deferred sales load (based on the lower of purchase price or redemption price), declining over a six-year period. Class C Shares are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions less than one year after purchase. The financial statements for Aggressive Growth Fund, Small Cap Stock Fund, Growth Equity Fund, Mid Cap Stock Fund, Technology Fund and Value Equity Fund are presented separately. The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

         SECURITY VALUATION: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded or the Nasdaq Stock Market. If no sale is reported, the last bid price is used and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Fund calculates its daily net asset value per share. Although the Fund values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.

         FOREIGN CURRENCY TRANSACTIONS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Net realized gain (loss) and unrealized appreciation (depreciation) from foreign currency transactions include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

         FORWARD FOREIGN CURRENCY CONTRACTS: The Fund is authorized to enter into forward foreign currency contracts for the purpose of hedging against exchange risk arising from current or anticipated investments in securities denominated in foreign currencies and to enhance total return. Forward foreign currency contracts are valued at the contractual forward rate and are marked-to-market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed the gain or loss is realized. Risks may arise from unanticipated movements in the currency's value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts. There were no open forward currency contracts at October 31, 2000.

         REPURCHASE AGREEMENTS: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until they can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

         FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

                        13 A N N U A L  R E P O R T

                     Eagle International Equity Portfolio
                         Notes to Financial Statements
                                  (continued)

         DISTRIBUTION OF NET REALIZED GAINS: Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

         EXPENSES: The Fund is charged for those expenses that are directly attributable to it, such as management fees, custodian/fund accounting fees, distribution fees, etc., while other expenses such as insurance expense, are all allocated proportionately among the portfolios of the Trust. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution and shareholder servicing fees, are charged directly to that class.

         STATE QUALIFICATION EXPENSES: State qualification expenses are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

         ORGANIZATION EXPENSES: Expenses incurred in connection with the formation of the Fund were deferred and have been amortized as of April 30, 2000.

         CAPITAL ACCOUNTS: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

         OTHER: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At October 31, 2000, there was an unlimited number of shares of beneficial interest of no par value authorized.

         Transactions in Eagle Shares and Class A, B and C Shares of the Fund during the year ended October 31, 2000 were as follows:


                                               EAGLE SHARES                    A SHARES
                                      ------------------------------ -----------------------------
                                          SHARES         AMOUNT          SHARES         AMOUNT
                                      ------------- ---------------- ------------- ---------------
    Shares sold . ...................     328,037    $    9,734,259      206,405    $   5,863,989
    Shares issued on reinvestment
     of distributions ...............     137,365         4,373,714       31,859        1,034,768
    Shares redeemed .................    (477,947)      (14,551,965)    (131,052)      (3,772,192)
                                         --------    --------------     --------    -------------
    Net increase (decrease) .........     (12,545)   $     (443,992)     107,212    $   3,126,565
                                                     ==============                 =============
    Shares outstanding:
     Beginning of year ..............   1,037,481                        250,659
                                        ---------                       --------
     End of year ....................   1,024,936                        357,871
                                        =========                       ========


                                               B SHARES                    C SHARES
                                      -------------------------- ----------------------------
                                         SHARES        AMOUNT       SHARES         AMOUNT
                                      ------------ ------------- ------------ ---------------
    Shares sold . ...................     23,729    $   694,286     110,927    $   3,436,460
    Shares issued on reinvestment
     of distributions ...............      2,120         66,936      34,473        1,089,009
    Shares redeemed .................    (11,765)      (356,139)    (80,798)      (2,392,813)
                                         -------    -----------     -------    -------------
    Net increase (decrease) .........     14,084    $   405,083      64,602    $   2,132,656
                                                    ===========                =============
    Shares outstanding:
     Beginning of year ..............     14,881                    236,759
                                         -------                    -------
     End of year ....................     28,965                    301,361
                                         =======                    =======

                        14 A N N U A L  R E P O R T

                     Eagle International Equity Portfolio
                         Notes to Financial Statements
                                  (continued)


    Transactions in Eagle Shares and Class A, B and C Shares of the Fund during the year ended October 31, 1999, were as follows:


                                          EAGLE SHARES                    A SHARES
                                 ------------------------------ ----------------------------
                                     SHARES         AMOUNT         SHARES         AMOUNT
                                 ------------- ---------------- ------------ ---------------
   Shares sold . ...............     137,206    $   3,951,774       27,491    $     780,723
   Shares issued on
    reinvestment of
    distributions ..............       5,474          151,150        1,024           28,582
   Shares redeemed .............    (409,377)     (11,689,394)     (45,994)      (1,298,534)
                                    --------    -------------      -------    -------------
   Net increase (decrease) .....    (266,697)   $  (7,586,470)     (17,479)   $    (489,229)
                                                =============                 =============
   Shares outstanding:
    Beginning of year . ........   1,304,178                       268,138
                                   ---------                       -------
    End of year ................   1,037,481                       250,659
                                   =========                       =======


                                         B SHARES                    C SHARES
                                 ------------------------- ----------------------------
                                    SHARES       AMOUNT       SHARES        AMOUNTS
                                 ----------- ------------- ------------ ---------------
   Shares sold . ...............     9,353    $   254,995      45,492    $   1,262,451
   Shares issued on
    reinvestment of
    distributions ..............        58          1,581       1,009           27,703
   Shares redeemed .............    (3,878)      (109,438)    (43,865)      (1,222,395)
                                    ------    -----------     -------    -------------
   Net increase (decrease) .....     5,533    $   147,138       2,636    $      67,759
                                              ===========                =============
   Shares outstanding:
    Beginning of year . ........     9,348                    234,123
                                    ------                    -------
    End of year ................    14,881                    236,759
                                    ======                    =======

Note 3: PURCHASES AND SALES OF SECURITIES. For the year ended October 31, 2000, purchases and sales on investment securities (excluding repurchase agreements and short term obligations) aggregated $33,704,636 and $32,928,806, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administrative Agreement with Eagle Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to a rate of 1.00% on the first $100 million of average daily net assets and 0.80% of any excess over $100 million of the Fund's average daily net assets, computed daily and payable monthly. The Manager contractually agreed to waive its investment advisory fee to the extent that Fund operating expenses exceed 2.60%, 1.97%, 2.72% and 2.72% on an annual basis of the Fund's average daily net assets for Eagle Class Shares, Class A, Class B and Class C Shares, respectively, for the fiscal year ended October 31, 2000. Management fees of $24,049 were waived for the Fund for the year ended October 31, 1999. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending October 31, 2001, the Fund may be required to pay the Manager a portion or all of the waived management fees.

        The Manager has entered into an agreement with Martin Currie, Inc., a New York Corporation, (the "Subadviser") to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for an annualized fee payable by the Manager equal to .50% of the average daily net assets on the first $100 million of net assets and .40% thereafter without regard to any reduction due to the imposition of expense limitations. For the year ended October 31, 2000, the Subadviser earned $253,029 for Subadviser fees, which were paid by the Manager.

        Heritage Asset Management, Inc. ("Heritage"), an affiliate of the Manager, is the Dividend Paying and Shareholder Servicing Agent for the Fund. Heritage also provides certain administrative services for the Fund and receives a fee in the amount of .10% from the Manager for performing these administrative services.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $29,043 in front-end sales charges for Class A Shares, and $1,416 and $1,471 in contingent deferred sales charges for Class B and C Shares for the year ended October 31, 2000, respectively. The Distributor paid sales commissions to salespersons from these fees and incurred other distribution costs.

        Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee pursuant to the Class A Distribution Plan of up to .35% of the average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. However, at the present time the Board of Trustees has authorized payments of only .25% of average daily net assets. Under the Eagle

                        15 A N N U A L  R E P O R T

                     Eagle International Equity Portfolio
                         Notes to Financial Statements
                                  (continued)

        Class, Class B and Class C Distribution Plans, the Fund may pay the Distributor a fee equal to 1.00% of the average daily net assets. Such fees are accrued daily and payable monthly. Class B Shares will convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase Class B Shares was accepted. The Manager, Heritage and Distributor are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust and Heritage Income Trust, investment companies that are advised by Heritage (collectively referred to as the Heritage funds). Each Trustee of the Heritage funds that is not an interested person of Heritage received an annual fee of $8,666, an additional fee of $3,250 for each combined quarterly meeting of the Heritage funds attended and $1,000 for each special Trustees meeting attended. Trustees' fees and expenses are paid equally by each of the Heritage funds.


Note 5: FEDERAL INCOME TAXES: For the year ended October 31, 2000, to reflect reclassifications arising from permanent book/tax differences primarily attributable to foreign currency losses, a net operating loss and basis difference in passive foreign investment companies (PFICs), the Fund credited undistributed net investment loss and debited accumulated net realized gain $488,140.

                        16 A N N U A L  R E P O R T

              REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Board of Trustees and Eagle Class Shareholders of
Heritage Series Trust - Eagle International Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Series Trust - Eagle International Equity Portfolio (the "Fund") at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP
-------------------------
PricewaterhouseCoopers LLP
Tampa, Florida
December 8, 2000


                           17  A N N U A L  R E P O R T

Eagle International Equity Portfolio
P.O. Box 10520
St. Petersburg, FL 33733                        EAGLE INTERNATIONAL EQUITY
                                                        PORTFOLIO
Investment Adviser
Eagle Asset Management, Inc.
P.O. Box 10520
St. Petersburg, FL 33733
(800) 237-3101

Investment Adviser
Martin Currie Inc.
Saltire Court
20 Castle Terrace
Edinburgh, Scotland EH1 2ES

Distributor
Raymond James & Associates, Inc.                        Annual Report
P.O. Box 12749
St. Petersburg, FL 33733
(727) 573-3800

Transfer Agent/
Dividend Disbursing Agent
Heritage Asset Management, Inc.
P.O. Box 33022
St. Petersburg, FL 33733

Custodian
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

Legal Counsel
Kirkpatrick & Lockhart LLP                               October 31, 2000